Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Interest income
Loans	[1]	$ 23,159		$ 26,977		$ 29,116
Securities	[1]	1,467		2,035		2,238
Securities purchased under resale agreements and securities borrowed	[1]	178		286		502
Deposits with financial institutions	[1]	182		414		928
Interest income	[1]	24,986		29,712		32,784
Interest expense
Deposits		6,465		10,731		13,871
Subordinated debentures		180		240		294
Other	[2]	1,380		1,421		1,442
Interest expenses		8,025		12,392		15,607
Net interest income		16,961		17,320		17,177
Non-interest income
Card revenues		749		789		977
Banking services fees		1,598		1,540		1,812
Credit fees		1,485		1,348		1,316
Mutual funds		2,394		1,945		1,849
Brokerage fees		1,039		902		876
Investment management and trust		994		946		1,050
Underwriting and other advisory		724		690		497
Non-trading foreign exchange		787		708		667
Trading revenues		2,033		2,411		1,488
Net gain on sale of investment securities		419		607		351
Net income from investments in associated corporations		339		242		650
Insurance underwriting income, net of claims		398		497		676
Other fees and commissions		677		688		949
Other		655		703		699
Total non-interest income		14,291		14,016		13,857
Total revenue		31,252		31,336		31,034
Provision for credit losses		1,808		6,084		3,027
Profit from operating activity		29,444		25,252		28,007
Non-interest expenses
Salaries and employee benefits		8,541		8,624		8,443
Premises and technology	[2]	2,351		2,408		2,807
Depreciation and amortization	[2]	1,511		1,546		1,053
Communications		369		418		459
Advertising and business development		404		445		625
Professional		789		753		861
Business and capital taxes		511		517		515
Other		2,142		2,145		1,974
Total non-interest expenses		16,618		16,856		16,737
Income before taxes		12,826		8,396		11,270
Income tax expense		2,871		1,543		2,472
Net income		9,955	[3]	6,853	[3]	8,798
Net income attributable to non-controlling interests in subsidiaries		331		75		408
Net income attributable to equity holders of the Bank		9,624		6,778		8,390
Preferred shareholders and other equity instrument holders		233		196		182
Common shareholders		$ 9,391		$ 6,582		$ 8,208
Earnings per common share (in dollars)
Basic	[4]	$ 7.74		$ 5.43		$ 6.72
Diluted	[4]	7.70		5.30		6.68
Dividends paid per common share (in dollars)		$ 3.60		$ 3.60		$ 3.49

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $24,547 for the year ended October 31, 2021 (October 31, 2020 – $29,173; October 31, 2019 – $32,436).
[2]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated.
[3]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	Earnings per share calculations are based on full dollar and share amounts.